SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Stock repurchased and retired during period, shares	7,269,499
Repurchase of ordinary shares	$ 552,758	$ 135,028	$ 0	$ 0